Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,060,518.87
Previously Paid Amount	0.00
Total Fee Amount	75,963.36
Total Offset Amount	0.00
Net Fee	$ 75,963.36